S000001471 [Member] Expense Example - BATS: Short Duration Taxable Total Return Series - BATS: Short Duration Taxable Total Return Series	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	$ 0